Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregated Revenue [Line Items]
Disaggregation of revenues	$ 11,652,959	$ 17,287,465
Digital promotion services [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregation of revenues	11,446,522	13,650,715
Risk assessment services [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregation of revenues	97,375	3,337,798
Value-added bundled benefits [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregation of revenues	$ 109,062	$ 298,952